Leases - Lease cost and supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expenses	¥ 13,849	¥ 12,837	¥ 14,125
Short term lease expenses	1,484	46	68
Total lease expenses	15,333	12,883	14,193
Cash paid for operating leases included in the measurement of lease liabilities	14,066	13,383	13,537
Right-of-use assets obtained in exchange for lease liabilities	¥ 2,985	¥ 1,894	¥ 44,792